Equity Investments Acquired as Part of Business Combination (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Getrag Ford Transmission GmbH ["GFT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Investment balance		$ 340
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	66.70%	66.70%
Investment balance		$ 1,077
Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Investment balance		$ 80